UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING
(Check one):	[ ] Form 10-K	[ ] Form 20-F	[ ] Form 11-K	[ X ] Form 10-Q	[ ] Form N-SAR
For period ended: February 26, 2005

[   ] Transition report on Form 10-K
[   ] Transition report on Form 20-F
[   ] Transition report on Form 11-K
[   ] Transition report on Form 10-Q
[   ] Transition Report on Form N-SAR

For the transition period ended: ________________________________

Read instruction (on back page) before preparing form. Please print or type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: ____________________________________________________________________________________________

Part I - Registrant Information

                  Richardson Electronics, Ltd.
Full name of registrant

    40W267 Keslinger Road, P.O. Box 393
Address of principal executive office

                  LaFox, Illinois 60147-0393
City, State and Zip Code

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) [ X ]
(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III - Narrative

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or N-CSR, or the transition report, or portion thereof, could not be filed within the prescribed time period.

The Company's Quarterly Report on Form 10-Q for the quarterly period ended February 26, 2005 cannot be filed within the prescribed time period because, on April 7, 2005, the Company's management, in consultation with the Company's independent registered accounting firm and the Audit Committee of the Board of Directors, concluded that the Company's previously issued consolidated financial statements for the quarter ended November 27, 2004 and its earnings release for the quarter ending February 26, 2005, should be restated to correct the Company's method of accounting for currency translation adjustments under Financial Accounting Standard No. 52. The Company is finalizing its analysis of the impact on these periods and is continuing to evaluate the impact of the accounting correction on prior periods and has not yet determined whether it will need to restate its financial statements for any prior periods. These adjustments will not impact the Company's previously reported net cash flows, revenues, or operating income.

The Company expects to file its quarterly report on Form 10-Q for the period ended February 26, 2005, on or before the 5th calendar day following the prescribed due date and to amend its quarterly report on Form 10-Q for the period ended November 27, 2004. The Company is currently discussing with its senior lenders if a waiver is needed, under its secured revolving credit facility, relating to the restatement.

As a result of the Company's determination to restate its consolidated financial results as discussed above, the financial statements for the quarter ended November 27, 2004 and the earnings release for the quarter ended February 26, 2005 will be corrected accordingly.

Part IV - Other Information

  Name and telephone number of person to contact in regard to this notification:

Kelly Phillips	(630) 208-2242
(Name)	(Area code) (Telephone number)

  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [ X ]Yes   [   ]No

  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [ X ]Yes   [   ]No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Richardson Electronics, Ltd. is a global provider of engineered solutions and a distributor of electronic components to the radio frequency, or RF, and wireless communications, industrial power conversion, security, and display systems markets. The marketing, sales, product management and purchasing functions of the Company are organized as four strategic business units "SBUs": RF & Wireless Communications Group "RFWC", Industrial Power Group "IPG", Security Systems Division "SSD", and Display Systems Group "DSG", with operations in the major economic regions of the world: North America, Europe, Asia/Pacific, and Latin America. In December 2004, Richardson Electronics, Ltd. acquired the assets of Evergreen Trading Company, a distributor of passive components in China. Evergreen Trading Company will be integrated into IPG. Evergreen Trading Company is similar to Richardson in that they also emphasize engineered solutions by offering technical services and design assistance. This acquisition is intended to provide IPG infrastructure and a selling organization to more aggressively expand its business throughout China.

Also in December 2004, a joint venture was formed with Light Speed Labs, LP to support SSD and DSG. The joint venture was organized as a Limited Liability Company (LLC) under the name VConex, LLC and is expected to develop distinctive and proprietary security and display solutions which will be exclusively marketed through Richardson Electronics, Ltd. This venture is expected to provide Richardson with engineering resources and expertise to develop network video technology applications for large national accounts such as retail and hospitality chains for security and display solutions needs. Sales increased for all four strategic business units and all four geographic areas for the three- and nine-month periods over the prior year. The third quarter of fiscal 2005 was the eleventh consecutive quarter of year-over-year sales growth for the Company. Sales in the quarter were $141.7 million, an increase of 11.3% from the third quarter of fiscal 2004. Operating loss in the quarter was $342 compared to operating income of $4,435 a year ago. Operating loss in the quarter included restructuring and other charges of $4.2 million pre-tax. The Company implemented restructuring actions at the end of the third quarter of fiscal 2005, which included changes in management and a reduction in workforce, to accelerate the alignment of operations with the Company's engineered solutions strategy and improve operating efficiency. Severance charges of $2.2 million and inventory write-down charges of $0.9 million were recorded in the quarter. The Company also recorded incremental costs of $0.8 million associated with previously capitalized freight, which will now be reported as a period expense, and an incremental bad debt provision of $0.3 million. The severance and bad debt charges were recorded to selling, general and administrative expense. Incremental tax provisions of $0.2 million were taken in the quarter related to foreign tax exposures and assessments. The Company experiences moderate seasonality in its business and typically realizes higher sequential sales in its second and fourth quarters, reflecting increased transaction volume after the summer and holiday months in its first and third quarter periods. Based on the period from fiscal 1993 to 2004, sales in the fourth quarter were, on average, approximately 9-10% higher sequentially. Management believes fourth quarter sales in fiscal 2005 will increase sequentially over the third quarter of fiscal 2005 in line with the historical average. The Company is unable to provide information regarding additional operating results due to its ongoing analysis described above.

Richardson Electronics, Ltd.
Name of registrant as specified in its charter

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 8, 2005 By: /S/ KELLY PHILLIPS
Kelly Phillips, Chief Financial Officer